Intangible assets and goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 506,525	$ 443,470
Acquisition	5
Amortization	(4,254)	(1,567)
Translation differences	(2,656)	3,354
Ending balance	499,620	445,257
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	426,659	395,804
Acquisition	0
Amortization	0	0
Translation differences	(1,392)	1,885
Ending balance	425,267	397,689
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,455	35,009
Acquisition	5
Amortization	(61)	(2)
Translation differences	(13)	1
Ending balance	35,386	35,008
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,529	6,197
Acquisition	0
Amortization	(1,225)	(1,149)
Translation differences	(110)	693
Ending balance	3,194	5,741
Purchased technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,081	6,072
Acquisition	0
Amortization	(385)	(361)
Translation differences	(175)	733
Ending balance	5,521	6,444
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,485	28
Acquisition	0
Amortization	(549)	(7)
Translation differences	(94)	3
Ending balance	2,842	24
Gaming License
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	30,316	360
Acquisition	0
Amortization	(2,034)	(48)
Translation differences	(872)	39
Ending balance	$ 27,410	$ 351